CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 245,316	$ 205,622	$ 198,871
Costs of sales	(25,212)	(17,562)	(21,142)
Gross profit	220,104	188,060	177,729
Other income	23,349	14,523	2,620
Research and development	(68,914)	(52,531)	(70,369)
General and administrative	(55,877)	(46,016)	(36,974)
Marketing and sales	(124,049)	(85,803)	(59,445)
Other Operating Costs	(248,840)	(184,350)	(166,788)
Operating profit / (loss)	(5,387)	18,233	13,561
Fair value gain (loss) on revaluation	(930)	(1,185)	114
Other finance income	3,663	4,485	14,894
Other finance expenses	(9,069)	(5,463)	(6,185)
Finance result, net	(6,336)	(2,163)	8,823
Share of net profits (loss) in associates using the equity method	(289)	(1,083)	694
(Loss) / Profit before tax	(12,012)	14,987	23,078
Income tax expense	1,464	(1,313)	(7,082)
(Loss) / Profit for the year	$ (10,548)	$ 13,674	$ 15,996
Basic (loss) / earnings per share (in usd per share)	$ (0.016)	$ 0.021	$ 0.025
Diluted (loss) / earnings per share (in usd per share)	$ (0.016)	$ 0.019	$ 0.023